SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Successors [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 348,590	$ 834,146	$ 658,385
Successors [Member] | Production Services [Member]
Disaggregation of Revenue [Line Items]
Revenues		215,791	556,121	405,654
Successors [Member] | Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 132,799	$ 278,025	$ 252,731
Predecessors [Member] | NPS Holdings Limited [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 137,027
Predecessors [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Disaggregation of Revenue [Line Items]
Revenues	112,295
Predecessors [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 24,732